9. INVENTORIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
InventoriesLineItems [Line Items]
Beginning balance	R$ (327.0)	R$ (127.4)
Additions	(495.5)	(305.5)
Reversals	143.4	80.8
Write-offs	515.5	24.5
Restatement by Hyperinflation	(5.4)	0.0
Transfer - held for sale (1)	31.4	0.0
Business Combination	0.0	0.8
Exchange rate variation	(0.5)	(0.2)
Ending balance	(138.1)	(327.0)
Provision For Adjustment to Realizable Value [Member]
InventoriesLineItems [Line Items]
Beginning balance	(253.7)	(93.5)
Additions	(317.1)	(240.7)
Reversals	143.4	80.8
Write-offs	342.8	0.0
Restatement by Hyperinflation	(4.9)	0.0
Transfer - held for sale (1)	23.9	0.0
Business Combination	0.0	0.0
Exchange rate variation	0.1	(0.3)
Ending balance	(65.5)	(253.7)
Provision For Deterioration [Member]
InventoriesLineItems [Line Items]
Beginning balance	(66.4)	(26.2)
Additions	(153.2)	(62.4)
Reversals	0.0	0.0
Write-offs	152.8	22.3
Restatement by Hyperinflation	(0.5)	0.0
Transfer - held for sale (1)	7.2	0.0
Business Combination	0.0	0.0
Exchange rate variation	(0.5)	(0.1)
Ending balance	(60.6)	(66.4)
Provision For Obsolescense [Member]
InventoriesLineItems [Line Items]
Beginning balance	(6.9)	(7.7)
Additions	(25.2)	(2.4)
Reversals	0.0	0.0
Write-offs	19.9	2.2
Restatement by Hyperinflation	0.0	0.0
Transfer - held for sale (1)	0.3	0.0
Business Combination	0.0	0.8
Exchange rate variation	(0.1)	0.2
Ending balance	R$ (12.0)	R$ (6.9)